Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2013	2012
Deferred tax assets:
Allowance for loan losses	$20,814	$19,438
Accumulated other comprehensive loss – Pension Plan	3,015	14,611
Accumulated other comprehensive loss – Unrealized losses on securities	16,057	—
Intangible assets	673	697
Deferred compensation	3,611	3,750
OREO devaluations	5,287	4,855
Partnership adjustments	3,793	3,329
Other	3,705	2,973
Total deferred tax assets	$56,955	$49,653
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	—	5,178
Deferred investment income	10,199	10,199
Pension Plan	25,261	25,517
Mortgage servicing rights	3,154	2,717
Other	850	646
Total deferred tax liabilities	$39,464	$44,257
Net deferred tax assets	$17,491	$5,396

Federal and state income taxes
The components of the provision for federal and state income taxes are shown below:

December 31, (In thousands)	2013	2012	2011
Currently payable
Federal	$27,587	$12,984	$5,949
State	—	—	—

Deferred
Federal	(2,456)	12,717	22,378
State	—	—	8,382

Valuation allowance
Federal	—	—	—
State	—	—	(2,294)
Total	$25,131	$25,701	$34,415

Schedule of income tax rate reconciliation
The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2013, 2012 and 2011.

December 31	2013	2012	2011

Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.8)%	(0.9)%	(1.0)%
Bank owned life insurance	(1.7)%	(1.6)%	(1.5)%
Tax credits (low income housing)	(6.6)%	(6.1)%	(5.2)%
State income tax expense, net of federal benefit	—%	—%	4.7%
Valuation allowance, net of federal benefit	—%	—%	(1.3)%
Other	(1.3)%	(1.8)%	(1.2)%
Effective tax rate	24.6%	24.6%	29.5%

Reconciliation of unrecognized tax benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2013	2012	2011
January 1 Balance	$517	$485	$477
Additions based on tax positions related to the current year	74	74	70
Additions for tax positions of prior years	4	25	1
Reductions for tax positions of prior years	—	—	(3)
Reductions due to statute of limitations	(77)	(67)	(60)
December 31 Balance	$518	$517	$485